Taxes - Tax Rate Reconciliation Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective income tax rate reconciliation, additional disclosures
Effective tax rate (as a percent)	(2.30%)	(3.80%)	13.50%
Income tax expense related to remeasurement of deferred tax assets and liabilities	$ 300